Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Total IGT PLC Equity	Common Stock	Additional Paid-In Capital	Retained Deficit	Treasury Stock	Accumulated Other Comprehensive Income	Non- Controlling Interests
Balance, beginning of period at Dec. 31, 2018	$ 2,752,000	$ 1,808,000	$ 20,000	$ 2,534,000	$ (1,008,000)	$ 0	$ 262,000	$ 944,000
Shares of common stock outstanding
Net (loss) income	112,000	(19,000)			(19,000)			131,000
Other comprehensive income (loss), net of tax	(15,000)	1,000					1,000	(16,000)
Comprehensive income (loss)	97,000	(18,000)			(19,000)		1,000	115,000
Stock-based compensation	27,000	27,000		27,000
Capital increase	1,000							1,000
Shares issued under stock award plans	(2,000)	(2,000)		(2,000)
Return of capital	(99,000)							(99,000)
Dividends paid	(300,000)	(164,000)		(164,000)				(137,000)
Other	9,000	7,000			7,000			2,000
Balance, end of period at Dec. 31, 2019	2,485,000	1,658,000	20,000	2,396,000	(1,020,000)	0	263,000	827,000
Shares of common stock outstanding
Net (loss) income	(839,000)	(898,000)			(898,000)			59,000
Other comprehensive income (loss), net of tax	127,000	67,000					67,000	59,000
Comprehensive income (loss)	(712,000)	(831,000)			(898,000)		67,000	119,000
Stock-based compensation	(7,000)	(7,000)		(7,000)
Capital increase	9,000							9,000
Shares issued under stock award plans	(1,000)	(1,000)		(1,000)
Return of capital	(32,000)							(32,000)
Dividends paid	(178,000)	(41,000)		(41,000)				(138,000)
Other	(2,000)	(2,000)			(2,000)			0
Balance, end of period at Dec. 31, 2020	1,561,000	777,000	20,000	2,347,000	(1,920,000)	0	330,000	784,000
Shares of common stock outstanding
Net (loss) income	670,000	482,000			482,000			188,000
Other comprehensive income (loss), net of tax	30,000	82,000					82,000	(52,000)
Comprehensive income (loss)	700,000	564,000			482,000		82,000	136,000
Stock-based compensation	35,000	35,000		35,000
Capital increase	13,000							13,000
Shares issued under stock award plans	(12,000)	(12,000)		(12,000)
Divestiture of non-controlling interest	(30,000)							(30,000)
Repurchases of common stock	(41,000)	(41,000)				(41,000)
Return of capital	(127,000)							(127,000)
Dividends paid	(132,000)	(41,000)		(41,000)				(91,000)
Other	3,000							3,000
Balance, end of period at Dec. 31, 2021	$ 1,971,000	$ 1,282,000	$ 21,000	$ 2,329,000	$ (1,439,000)	$ (41,000)	$ 412,000	$ 689,000